Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Other Current Assets [Abstract]
Summary of Other Current Assets	As at March 31 Particulars 2025 2026 Advance to suppliers 144,324 109,120 Prepaid expenses 5,512 5,982 Other assets 3,095 2,552 Total 152,931 117,654